Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2016
Property, Equipment and Software, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
The following summarizes the Company's property, equipment and software, net (in thousands):

	December 31,
	2016	2015
Warehouse equipment	$4,862	$4,760
Furniture and fixtures	14,417	15,057
Leasehold improvements	44,235	42,332
Office equipment	2,606	2,924
Purchased software	35,165	39,341
Computer hardware (1)	197,310	182,334
Internally-developed software (2)	212,961	188,429
Total property, equipment and software, gross	511,556	475,177
Less: accumulated depreciation and amortization	(342,104)	(279,320)
Property, equipment and software, net	$169,452	$195,857

(1)	Includes computer hardware acquired under capital leases of $104.3 million and $86.7 million as of December 31, 2016 and 2015, respectively.

(2)	The net carrying amount of internally-developed software was $70.5 million and $69.6 million as of December 31, 2016 and 2015, respectively.
Depreciation and amortization expense on property, equipment and software is classified as follows in the accompanying consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Cost of revenue - third-party and other	$21,277	$16,299	$8,995
Cost of revenue - direct	10,616	9,178	4,796
Selling, general and administrative	85,068	85,595	77,916
Total	$116,961	$111,072	$91,707

The above amounts include amortization of internally-developed software of $55.0 million, $50.0 million and $42.1 million, respectively, and amortization expense on assets under capital leases of $29.8 million, $24.2 million and $7.2 million, respectively, for the years ended December 31, 2016, 2015 and 2014.